RELATED PARTY TRANSACTIONS (Details 2) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Related Party Transaction [Line Items]
Related Party Transaction Purchases From Related Party	$ 363,991	$ 526,588	$ 72,774
Goods And Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction Purchases From Related Party	2,317,267	1,475,149	72,774
Electric Motor [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction Purchases From Related Party	14,022	68,336	31,729
Shenhua Information [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction Purchases From Related Party	323,099	364,537	41,045
Hollysys Machine [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction Purchases From Related Party	1,980,146	972,508	0
New Huake [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction Purchases From Related Party	$ 0	$ 69,768	$ 0